Loans and Borrowings Loans and Borrowings - Narrative (Details) € in Millions	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 21,000		£ 19,764,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	0		£ 19,700,000
Letters of credit
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 2,000,000
Class Guarantee | Endava Romania SRL | Romanian Ministry Of Finance
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 9